Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Mar. 01, 2012
(Wells Fargo Advantage Absolute Return Fund - A, C) | Class A
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004	16.89%
Annual Return 2005	15.19%
Annual Return 2006	11.72%
Annual Return 2007	10.09%
Annual Return 2008	(12.18%)
Annual Return 2009	19.37%
Annual Return 2010	3.78%
Annual Return 2011	2.75%
(Wells Fargo Advantage Absolute Return Fund - Administrator) | Administrator Class
Bar Chart Table:
Annual Return 2002
Annual Return 2003
Annual Return 2004	17.07%
Annual Return 2005	15.38%
Annual Return 2006	11.90%
Annual Return 2007	10.27%
Annual Return 2008	(12.04%)
Annual Return 2009	19.56%
Annual Return 2010	3.94%
Annual Return 2011	2.92%